Fair value of financial instruments (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss Increase in Adjusted market multiple (5% movement)	$ 600	$ 572
Profit or loss Decrease in Adjusted market multiple (5% movement)	$ (600)	$ (572)